Equity Transactions - Offerings (Details) $ / shares in Units, $ in Thousands													12 Months Ended
	Sep. 25, 2020 EquityInstruments shares	Jul. 01, 2020 shares	Jun. 30, 2020 EquityInstruments shares	Jun. 29, 2020 USD ($)	Apr. 03, 2020 EquityInstruments shares	Feb. 05, 2020 USD ($)	Apr. 01, 2019 EquityInstruments $ / shares shares	Jan. 29, 2019 USD ($)	Nov. 15, 2018 USD ($) $ / shares shares	Apr. 26, 2018 $ / shares shares	Apr. 03, 2018 EquityInstruments $ / shares shares	Jan. 17, 2018 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Feb. 26, 2019 USD ($)	Feb. 25, 2019 USD ($)
Equity transactions
Net proceeds after deducting underwriting discounts, commissions and other offering expenses													$ 36,000
Repurchases of common units													$ 2,996	$ 26,642	$ 62
GasLog Partners LP | RCUs
Equity transactions
Number of units vested during the period | EquityInstruments	182,850		11,776		25,551		24,925				16,999		220,177	24,925
GasLog Partners LP | PCUs
Equity transactions
Number of units vested during the period | EquityInstruments	182,850		9,813		21,292		24,925				16,999		213,955	24,925
ATM Programme | GasLog Partners LP
Equity transactions
Size of ATM Programme																$ 250,000	$ 144,040
Remaining authorized amount														$ 126,556
Common shares/units
Equity transactions
Net proceeds after deducting underwriting discounts, commissions and other offering expenses				$ 36,000
Common shares/units | GasLog Partners LP
Equity transactions
Number of units issued | shares										1,858,975	33,998
Price per unit/share (in dollars per unit/share) | $ / shares										$ 24.21	$ 23.55
Common shares/units | GasLog Partners LP | GasLog Partners' Plan
Equity transactions
Number of units issued | shares	365,700		21,589		46,843		49,850
Price per unit/share (in dollars per unit/share) | $ / shares							$ 22.99
Common shares/units | ATM Programme | GasLog Partners LP
Equity transactions
Number of units issued | shares															2,553,899
Price per unit/share (in dollars per unit/share) | $ / shares															$ 23.72
Net proceeds after deducting underwriting discounts, commissions and other offering expenses															$ 60,013
Common shares/units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Unit repurchase programme limit						$ 25,000		$ 25,000
Number of units repurchased | shares													191,490	1,171,572
Number of units cancelled | shares													191,490	1,171,572
Stock repurchase program, weighted average price | $ / shares													$ 5.18	$ 19.52
Repurchases of common units													$ 996	$ 22,890
Common shares/units | Conversion Of B Units | GasLog Partners LP
Equity transactions
Number of units issued | shares		415,000
Partnership's Series B Preference Units | GasLog Partners LP
Equity transactions
Number of units issued | shares												4,600,000
Distribution rate												8.20%
Price per unit/share (in dollars per unit/share) | $ / shares												$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses												$ 111,194
Partnership's Series B Preference Units | GasLog Partners LP | Underwriters
Equity transactions
Number of units issued | shares												600,000
Partnership's Series C Preference Units | GasLog Partners LP
Equity transactions
Number of units issued | shares									4,000,000
Distribution rate									8.50%
Price per unit/share (in dollars per unit/share) | $ / shares									$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses									$ 96,307